Average Annual Total Returns{- Fidelity Freedom® 2060 Fund} - 03.31 Fidelity Freedom Funds Retail Combo PRO-15 - Fidelity Freedom® 2060 Fund	Fidelity Freedom 2060 Fund - Retail Class Return Before Taxes Past 1 year	Fidelity Freedom 2060 Fund - Retail Class Return Before Taxes Past 5 years	Fidelity Freedom 2060 Fund - Retail Class Return Before Taxes Since Inception		Fidelity Freedom 2060 Fund - Retail Class After Taxes on Distributions Past 1 year	Fidelity Freedom 2060 Fund - Retail Class After Taxes on Distributions Past 5 years	Fidelity Freedom 2060 Fund - Retail Class After Taxes on Distributions Since Inception		Fidelity Freedom 2060 Fund - Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity Freedom 2060 Fund - Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity Freedom 2060 Fund - Retail Class After Taxes on Distributions and Sales Since Inception		SP001 Past 1 year	SP001 Past 5 years	SP001 Since Inception		F1032 Past 1 year	F1032 Past 5 years	F1032 Since Inception
Total	18.12%	12.34%	9.97%	[1]	16.89%	11.12%	8.82%	[1]	11.34%	9.56%	7.67%	[1]	18.40%	15.22%	13.30%	[1]	16.54%	12.64%	10.06%	[1]

[1]	(a)From August 5, 2014